Quarterly Holdings Report
for
Fidelity® Limited Term Bond ETF
November 30, 2024
T13-NPRT1-0125
1.9862236.110
Asset-Backed Securities - 9.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.5%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 0% 1/20/2037 (b)(c)(d)	330,000	330,000
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.8763% 7/23/2036 (b)(c)(d)	364,000	364,672
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 0% 1/20/2037 (b)(c)(d)	250,000	250,000
TOTAL BAILIWICK OF JERSEY		944,672
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	70,953	71,934
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	85,578	86,411
TOTAL CANADA		158,345
GRAND CAYMAN (UK OVERSEAS TER) - 2.7%
Aimco Clo 12 Ltd Series 2022-12A Class AR, CME Term SOFR 3 month Index + 1.17%, 5.8175% 1/17/2032 (b)(c)(d)	470,967	471,909
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2032 (b)(c)(d)	250,000	250,349
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.6277% 7/18/2034 (b)(c)(d)	421,000	421,000
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	149,991
Cent Clo 21 Ltd/Cent Clo 21 Corp Series 2021-21A Class A1R3, CME Term SOFR 3 month Index + 1.2316%, 5.8488% 7/27/2030 (b)(c)(d)	22,460	22,460
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 0% 7/15/2035 (b)(c)(d)	375,000	375,000
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.901% 5/20/2036 (b)(c)(d)	250,000	250,787
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 6.5866% 7/15/2036 (b)(c)(d)	359,000	360,089
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.9059% 7/15/2036 (b)(c)(d)	311,000	311,574
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.05%, 5.6973% 4/15/2030 (b)(c)(d)	234,771	234,877
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)(e)	250,000	250,000
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.6023% 8/8/2032 (b)(c)(d)	232,331	232,582
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 6.0275% 7/15/2036 (b)(c)(d)	250,000	250,466
Symphony Clo Xxi Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.3216%, 5.9775% 7/15/2032 (b)(c)(d)	789,868	790,475
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.8475% 7/15/2030 (b)(c)(d)	441,609	442,283
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.8674% 4/20/2035 (b)(c)(d)	250,000	250,169
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		5,064,011
UNITED STATES - 5.7%
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	122,452	117,558
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	131,702	122,349
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	308,927	282,370
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	435,000	435,140
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (b)	100,000	101,520
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	229,970	232,301
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	366,835	334,715
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	75,000	76,440
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	158,396	151,588
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	36,751	36,224
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	536,000	548,167
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	72,000	72,748
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	209,000	211,702
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	970,000	916,097
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	100,000	100,036
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	193,000	195,363
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	19,000	19,314
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	117,000	117,389
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (b)	47,375	46,379
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	42,838	42,727
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	102,448	104,257
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	206,000	207,698
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	88,000	87,951
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	50,000	50,959
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (b)	192,000	194,416
Gmf Floorplan Owner Revolving Tr Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	425,000	429,706
Gmf Floorplan Owner Revolving Tr Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	360,000	364,460
Gmf Floorplan Owner Revolving Tr Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	100,000	100,366
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	100,000	101,594
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	57,453	57,698
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	330,000	328,433
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	100,000	100,866
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	113,000	113,994
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	92,373	92,396
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	229,657	231,786
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	168,000	170,072
PRPM LLC Series 2021-5 Class A1, 4.793% 6/25/2026 (b)(c)	440,693	436,495
SBA Tower Trust Series 2019, 2.836% 1/15/2050 (b)	137,000	136,600
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	86,000	83,009
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (b)	1,259,187	1,146,931
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	184,000	185,832
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	136,039	137,460
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	470,000	470,259
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	318,336	324,177
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	100,000	100,239
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	305,000	304,547
World Omni Auto Trust 2024-C Series 2024-C Class A3, 4.43% 12/17/2029	194,000	193,696
TOTAL UNITED STATES		10,416,024
TOTAL ASSET-BACKED SECURITIES (Cost $16,759,227)		16,583,052

Bank Loan Obligations - 1.3%
	Principal Amount (a)	Value ($)
NETHERLANDS - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0208% 2/25/2029 (c)(d)(f)	20,000	20,050
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0139% 11/15/2030 (c)(d)(f)	54,725	52,755
UNITED KINGDOM - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6871% 7/21/2030 (c)(d)(f)	9,863	9,809
UNITED STATES - 1.3%
Communication Services - 0.1%
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 7/8/2031 (c)(d)(f)	5,000	5,014
Media - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 14.7717% 5/25/2026 (c)(d)(f)	5,775	4,933
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.1871% 9/30/2026 (c)(d)(f)	10,000	9,694
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 1/31/2029 (c)(d)(f)	158,779	158,501
		173,128
TOTAL COMMUNICATION SERVICES		178,142

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3639% 1/26/2029 (c)(d)(f)	9,948	9,505
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1871% 6/3/2028 (c)(d)(f)	54,576	53,422
Broadline Retail - 0.1%
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4371% 3/5/2028 (c)(d)(f)	109,156	109,542
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.256% 3/4/2028 (c)(d)(f)	54,576	46,028
Hotels, Restaurants & Leisure - 0.0%
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 12/30/2026 (c)(d)(f)	34,909	33,495
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9226% 6/29/2028 (c)(d)(f)	15,000	14,146
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 10/30/2027 (c)(d)(f)	10,000	9,479
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9226% 10/30/2027 (c)(d)(f)	5,000	4,748
		28,373
Leisure Products - 0.0%
Hayward Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1871% 5/28/2028 (c)(d)(f)	54,577	54,889
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4721% 6/6/2031 (c)(d)(f)	54,722	53,945
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9371% 4/16/2028 (c)(d)(f)	54,577	54,547
		108,492
TOTAL CONSUMER DISCRETIONARY		443,746

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.1657% 8/2/2028 (c)(d)(f)	29,111	28,546
Financials - 0.2%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0711% 4/21/2028 (c)(d)(f)	54,582	55,059
Financial Services - 0.0%
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8537% 9/30/2031 (c)(d)(f)	5,000	5,013
Empire Today Ip, LLC Tranche EXCH 1ST OUT TLB, term loan 10.247% 8/30/2029 (c)(f)	6,549	6,484
Empire Today Ip, LLC Tranche EXCH FLSO TL, term loan 10.247% 8/30/2029 (c)(f)	39,841	21,315
Empire Today Ip, LLC Tranche NEW $ 1ST OUT TLA, term loan 10.247% 8/30/2029 (c)(f)	12,429	12,304
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 7/18/2031 (c)(d)(f)	25,000	25,040
		70,156
Insurance - 0.2%
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3492% 9/19/2031 (c)(d)(f)	54,724	55,032
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.8115% 11/6/2030 (c)(d)(f)	138	139
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6726% 8/19/2028 (c)(d)(f)	54,582	54,639
USI Inc/NY Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 11/23/2029 (c)(d)(f)	54,588	54,895
		164,705
TOTAL FINANCIALS		289,920

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.4352% 10/23/2028 (c)(d)(f)	106,266	106,877
Packaging Coordinators Midco Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8354% 11/30/2027 (c)(d)(f)	55,000	55,275
		162,152
Health Care Providers & Services - 0.0%
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2376% 4/15/2031 (c)(d)(f)	54,856	55,251
Health Care Technology - 0.0%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 2/15/2029 (c)(d)(f)	54,581	54,717
TOTAL HEALTH CARE		272,120

Industrials - 0.2%
Building Products - 0.0%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8537% 4/29/2029 (c)(d)(f)	54,582	53,974
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 12/21/2028 (c)(d)(f)	54,586	55,055
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4226% 5/14/2028 (c)(d)(f)	109,156	109,839
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5854% 8/1/2029 (c)(d)(f)	4,987	5,035
LRS Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9371% 8/31/2028 (c)(d)(f)	54,579	52,123
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.7583% 4/11/2029 (c)(d)(f)	54,584	49,638
		271,690
TOTAL INDUSTRIALS		325,664

Information Technology - 0.1%
Software - 0.1%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1726% 12/10/2028 (c)(d)(f)	54,579	54,801
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.6037% 3/29/2029 (c)(d)(f)	88,920	89,174
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 11/15/2032 (c)(d)(f)(h)	10,000	10,050
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8867% 10/9/2031 (c)(d)(f)	30,000	30,002
		184,027
Materials - 0.4%
Chemicals - 0.3%
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6726% 11/24/2027 (c)(d)(f)	54,578	54,663
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7755% 6/4/2028 (c)(d)(f)	39,795	33,669
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.4374% 6/12/2028 (c)(d)(f)(i)	12,490	12,584
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (c)(d)(f)	11,676	11,764
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1726% 9/30/2028 (c)(d)(f)	54,580	54,979
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 4.375%, 8.9461% 10/4/2029 (c)(d)(f)	54,589	54,854
Hexion Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1638% 3/15/2029 (c)(d)(f)	54,442	54,772
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 6/23/2031 (c)(d)(f)	50,618	51,006
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.8537% 9/22/2028 (c)(d)(f)	54,579	54,937
		383,228
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.675%, 7.7476% 4/13/2029 (c)(d)(f)	95,829	96,354
TOTAL MATERIALS		479,582

Utilities - 0.0%
Electric Utilities - 0.0%
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9217% 1/20/2031 (c)(d)(f)	54,863	55,050
TOTAL UNITED STATES		2,256,797
TOTAL BANK LOAN OBLIGATIONS (Cost $2,339,484)		2,339,411

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.0%
Brass No 10 PLC Series 2021-10A Class A1, 0.669% 4/16/2069 (b)(c)	8,260	8,215
UNITED STATES - 1.4%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	347,788	308,109
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	81,457	79,237
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	87,852	86,236
CSMC Trust Series 2021-RPL9 Class A1, 2.4364% 2/25/2061 (b)	519,090	517,277
Fannie Mae Guaranteed REMICS Series 2015-28 Class P, 2.5% 5/25/2045	28,732	26,486
Fannie Mae Guaranteed REMICS Series 2019-33 Class N, 3% 3/25/2048	220,803	206,560
Fannie Mae Guaranteed REMICS Series 2019-59 Class AB, 2.5% 10/25/2039	77,072	69,872
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4903 Class DA, 3% 10/25/2048	109,496	100,903
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	175,820	158,655
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(c)	412,614	409,148
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (b)	46,069	42,674
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	140,743	137,052
Preston Ridge Partners Mortgage Trust Series 2021-8 Class A1, 4.743% 9/25/2026 (b)(c)	329,237	324,919
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (b)	55,475	50,774
PRPM LLC Series 2021-RPL2 Class A1, 1.455% 10/25/2051 (b)(c)	76,294	69,607
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	25,036	24,863
TOTAL UNITED STATES		2,612,372
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,745,218)		2,620,587

Commercial Mortgage Securities - 3.8%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.8174% 7/20/2032 (b)(c)(d)	400,000	400,721
UNITED STATES - 3.6%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	138,000	126,960
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.76% 1/15/2039 (b)(c)(d)	157,802	157,162
Banc of America Commercial Mortgage Trust Series 2015-UBS7 Class ASB, 3.429% 9/15/2048	73,291	72,850
BBCMS Mortgage Trust Series 2017-C1 Class ASB, 3.488% 2/15/2050	377,632	371,542
Benchmark Mortgage Trust Series 2018-B2 Class A2, 3.6623% 2/15/2051	3,386	3,333
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.7245% 9/15/2026 (b)(c)(d)	352,000	343,454
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.9812% 6/15/2041 (b)(c)(d)	100,000	100,125
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.5073% 4/15/2037 (b)(c)(d)	566,000	568,830
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.4126% 10/15/2036 (b)(c)(d)	323,000	321,490
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.3758% 5/15/2038 (b)(c)(d)	52,185	52,087
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.6222% 2/15/2039 (b)(c)(d)	310,831	310,444
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.2506% 5/15/2041 (b)(c)	149,557	150,024
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.5735% 11/15/2038 (b)(c)(d)	276,205	275,687
BX Trust Series 2022-GPA Class A, CME Term SOFR 1 month Index + 2.165%, 6.7743% 8/15/2039 (b)(c)(d)	62,026	62,084
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.0512% 4/15/2041 (b)(c)(d)	187,374	187,606
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	484,805	471,505
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	340,224	320,581
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AAB, 3.368% 2/10/2049	25,907	25,688
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (b)	625,000	546,619
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (b)	50,794	49,020
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.4255% 11/15/2038 (b)(c)(d)	442,485	440,826
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(c)	406,000	408,702
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 10/15/2036 (b)(c)(d)	190,000	188,575
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 6.2245% 9/15/2029 (b)(c)(d)	47,002	44,182
LIFE Mortgage Trust Series 2021-BMR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 3/15/2038 (b)(c)(d)	230,802	227,917
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	106,361	104,767
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.6984% 10/15/2028 (b)(c)(d)	85,610	86,412
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.4546% 11/15/2038 (b)(c)(d)	286,102	285,890
Wells Fargo Commercial Mortgage Trust Series 2015-LC22 Class ASB, 3.571% 9/15/2058	42,930	42,716
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3 Class ASB, 3.371% 9/15/2057	69,875	69,445
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	93,902	92,756
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.4006% 10/15/2041 (b)(c)(d)	147,000	146,944
TOTAL UNITED STATES		6,656,223
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,238,869)		7,056,944

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (j) (Cost $3,933)	414	4,416

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Rivian Automotive Inc 3.625% 10/15/2030	38,000	33,086
Household Durables - 0.0%
Meritage Homes Corp 1.75% 5/15/2028 (b)	10,000	10,775
Leisure Products - 0.0%
Peloton Interactive Inc 5.5% 12/1/2029 (b)	5,000	12,500
TOTAL CONSUMER DISCRETIONARY		56,361

Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030 (b)	10,000	12,166
Information Technology - 0.0%
Software - 0.0%
BlackLine Inc 1% 6/1/2029 (b)	5,000	5,522
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	38,000	33,011
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy International Inc 0.25% 12/1/2026	7,000	4,347
TOTAL UNITED STATES		111,407
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $96,442)		111,407

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
MEXICO - 0.1%
United Mexican States 3.25% 4/16/2030 (Cost $199,398)	200,000	178,313

Non-Convertible Corporate Bonds - 70.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Financials - 0.3%
Banks - 0.3%
Westpac Banking Corp 4.11% 7/24/2034 (c)	555,000	528,410
Materials - 0.2%
Metals & Mining - 0.2%
Glencore Funding LLC 5.338% 4/4/2027 (b)	350,000	354,301
Mineral Resources Ltd 9.25% 10/1/2028 (b)	95,000	99,505
		453,806
TOTAL AUSTRALIA		982,216
CANADA - 3.5%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Rogers Communications Inc 2.95% 3/15/2025	527,000	523,818
Rogers Communications Inc 3.2% 3/15/2027	480,000	464,037
		987,855
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (b)	55,000	52,343
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (b)	50,000	50,031
		102,374
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (b)	15,000	13,694
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)	15,000	14,530
		28,224
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Baytex Energy Corp 7.375% 3/15/2032 (b)	20,000	19,927
Canadian Natural Resources Ltd 2.05% 7/15/2025	163,000	160,164
Enbridge Inc 1.6% 10/4/2026	320,000	302,560
Enbridge Inc 2.5% 2/14/2025	116,000	115,381
Enbridge Inc 5.3% 4/5/2029	136,000	138,498
Enbridge Inc 5.9% 11/15/2026	527,000	538,112
Parkland Corp 6.625% 8/15/2032 (b)	45,000	45,278
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (b)	79,000	78,917
		1,398,837
Financials - 1.4%
Banks - 1.1%
Bank of Montreal 5.266% 12/11/2026	540,000	547,258
Bank of Nova Scotia/The 5.35% 12/7/2026	770,000	781,368
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	500,000	510,991
		1,839,617
Insurance - 0.3%
Empower Finance 2020 LP 1.357% 9/17/2027 (b)	258,000	234,689
Great-West Lifeco US Finance 2020 LP 0.904% 8/12/2025 (b)	272,000	264,779
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (b)	5,000	5,413
		504,881
TOTAL FINANCIALS		2,344,498

Health Care - 0.0%
Pharmaceuticals - 0.0%
1375209 Bc Ltd 9% 1/30/2028 (b)	50,000	49,972
Industrials - 0.1%
Aerospace & Defense - 0.0%
Bombardier Inc 7% 6/1/2032 (b)	30,000	30,613
Commercial Services & Supplies - 0.0%
Garda World Security Corp 8.25% 8/1/2032 (b)	15,000	15,283
Wrangler Holdco Corp 6.625% 4/1/2032 (b)	71,000	73,139
		88,422
Ground Transportation - 0.1%
Canadian Pacific Railway Co 1.75% 12/2/2026	155,000	146,487
TOTAL INDUSTRIALS		265,522

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 2/15/2028 (b)	110,000	103,828
Materials - 0.5%
Chemicals - 0.5%
Methanex Corp 5.125% 10/15/2027	55,000	54,023
NOVA Chemicals Corp 5% 5/1/2025 (b)	140,000	139,397
NOVA Chemicals Corp 5.25% 6/1/2027 (b)	55,000	54,038
Nutrien Ltd 4.9% 3/27/2028	600,000	604,424
		851,882
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (b)	50,000	49,275
TOTAL MATERIALS		901,157

TOTAL CANADA		6,182,267
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (b)	30,000	15,237
DENMARK - 0.3%
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	376,000	379,697
Danske Bank A/S 6.466% 1/9/2026 (b)(c)	150,000	150,183

TOTAL DENMARK		529,880
FRANCE - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 5.125% 7/15/2029 (b)	15,000	11,431
Financials - 0.9%
Banks - 0.9%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	333,000	319,419
BPCE SA 1.652% 10/6/2026 (b)(c)	198,000	192,420
BPCE SA 2.045% 10/19/2027 (b)(c)	378,000	357,294
BPCE SA 6.714% 10/19/2029 (b)(c)	300,000	315,963
Societe Generale SA 1.488% 12/14/2026 (b)(c)	168,000	161,700
Societe Generale SA 1.792% 6/9/2027 (b)(c)	336,000	319,074
		1,665,870
Materials - 0.0%
Chemicals - 0.0%
SPCM SA 3.125% 3/15/2027 (b)	55,000	52,411
TOTAL FRANCE		1,729,712
GERMANY - 2.3%
Consumer Discretionary - 1.0%
Automobiles - 1.0%
BMW US Capital LLC 4.65% 8/13/2026 (b)	276,000	276,231
Mercedes-Benz Finance North America LLC 1.45% 3/2/2026 (b)	187,000	179,605
Mercedes-Benz Finance North America LLC 4.8% 3/30/2028 (b)	370,000	370,749
Volkswagen Group of America Finance LLC 1.25% 11/24/2025 (b)	110,000	106,306
Volkswagen Group of America Finance LLC 3.95% 6/6/2025 (b)	275,000	273,602
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (b)	380,000	373,414
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	210,000	212,264
		1,792,171
Financials - 0.7%
Capital Markets - 0.7%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	388,000	377,257
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	657,000	623,442
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	300,000	313,527
		1,314,226
Health Care - 0.3%
Pharmaceuticals - 0.3%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	180,000	178,450
Bayer US Finance II LLC 4.375% 12/15/2028 (b)	470,000	453,755
		632,205
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	350,000	331,301
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	150,000	151,347
TK Elevator US Newco Inc 5.25% 7/15/2027 (b)	110,000	108,336
		590,984
TOTAL GERMANY		4,329,586
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tullow Oil PLC 10.25% 5/15/2026 (b)	30,000	26,925
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Azorra Finance Ltd 7.75% 4/15/2030 (b)	10,000	10,047
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)	15,000	15,397

TOTAL GRAND CAYMAN (UK OVERSEAS TER)		25,444
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)	75,000	70,822
IRELAND - 1.3%
Financials - 0.8%
Banks - 0.1%
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(c)	242,000	246,839
Consumer Finance - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	145,000	140,000
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	151,000	144,344
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	850,000	871,069
		1,155,413
Financial Services - 0.1%
GGAM Finance Ltd 7.75% 5/15/2026 (b)	110,000	112,118
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd 2.875% 2/15/2025 (b)	175,000	173,886
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	552,000	553,018
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	150,000	155,693
		882,597
TOTAL IRELAND		2,396,967
ITALY - 0.4%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	357,000	358,134
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.125% 6/26/2029 (b)	360,000	363,272
TOTAL ITALY		721,406
JAPAN - 1.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 1.162% 4/3/2026 (b)	142,000	135,705
NTT Finance Corp 1.591% 4/3/2028 (b)	450,000	406,549
		542,254
Financials - 0.9%
Banks - 0.8%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	300,000	284,920
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	160,000	151,210
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (c)	300,000	305,136
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	80,000	75,966
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	100,000	95,046
Mizuho Financial Group Inc 5.667% 5/27/2029 (c)	250,000	257,014
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	325,000	306,922
		1,476,214
Capital Markets - 0.1%
Nomura Holdings Inc 1.653% 7/14/2026	100,000	94,893
TOTAL FINANCIALS		1,571,107

TOTAL JAPAN		2,113,361
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5% 1/15/2028 (b)	60,000	47,899
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (b)	47,000	42,535
MEXICO - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petroleos Mexicanos 6.49% 1/23/2027	420,000	412,206
Petroleos Mexicanos 6.5% 3/13/2027	600,000	585,378

TOTAL MEXICO		997,584
NETHERLANDS - 0.7%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.0%
Sigma Holdco BV 7.875% 5/15/2026 (b)	10,000	9,937
Food Products - 0.2%
JDE Peet's NV 1.375% 1/15/2027 (b)	344,000	319,945
Financials - 0.5%
Banks - 0.5%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(c)	186,000	176,739
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	375,000	354,251
ING Groep NV 1.726% 4/1/2027 (c)	181,000	173,429
ING Groep NV 5.335% 3/19/2030 (c)	201,000	204,051
		908,470
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 8.5% 8/15/2027 (b)	75,000	75,134
TOTAL NETHERLANDS		1,313,486
NORWAY - 0.7%
Energy - 0.2%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)	75,000	76,790
Oil, Gas & Consumable Fuels - 0.2%
Equinor ASA 1.75% 1/22/2026	83,000	80,489
Equinor ASA 2.875% 4/6/2025	305,000	302,979
		383,468
TOTAL ENERGY		460,258

Financials - 0.5%
Banks - 0.5%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	381,000	362,772
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	469,000	436,048
		798,820
TOTAL NORWAY		1,259,078
PANAMA - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 6.875% 9/15/2027 (b)	280,000	277,767
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)	25,000	18,188
SPAIN - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco Santander SA 1.722% 9/14/2027 (c)	400,000	377,467
Banco Santander SA 5.365% 7/15/2028 (c)	200,000	202,047

TOTAL SPAIN		579,514
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS AG/London 1.25% 6/1/2026	100,000	95,176
UBS AG/London 1.375% 1/13/2025 (b)	15,000	14,941
UBS Group AG 1.305% 2/2/2027 (b)(c)	100,000	95,768
UBS Group AG 6.246% 9/22/2029 (b)(c)	700,000	732,137
		938,022
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (b)	40,000	39,324
TOTAL SWITZERLAND		977,346
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)	80,000	81,328
UNITED KINGDOM - 5.2%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)	110,000	116,058
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (b)	20,000	19,351
Consumer Staples - 1.4%
Tobacco - 1.4%
BAT Capital Corp 4.7% 4/2/2027	620,000	619,340
BAT International Finance PLC 1.668% 3/25/2026	46,000	44,175
BAT International Finance PLC 3.95% 6/15/2025 (b)	186,000	184,996
BAT International Finance PLC 5.931% 2/2/2029	830,000	863,186
Imperial Brands Finance PLC 5.5% 2/1/2030 (b)	400,000	407,357
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	440,000	453,025
		2,572,079
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
eG Global Finance PLC 12% 11/30/2028 (b)	140,000	156,939
Financials - 3.2%
Banks - 3.0%
Barclays PLC 2.279% 11/24/2027 (c)	380,000	360,763
Barclays PLC 2.852% 5/7/2026 (c)	260,000	257,513
Barclays PLC 4.972% 5/16/2029 (c)	300,000	299,928
Barclays PLC 5.69% 3/12/2030 (c)	760,000	775,584
HSBC Holdings PLC 4.041% 3/13/2028 (c)	420,000	412,003
HSBC Holdings PLC 4.292% 9/12/2026 (c)	420,000	417,948
HSBC Holdings PLC 5.21% 8/11/2028 (c)	702,000	706,690
HSBC Holdings PLC 6.161% 3/9/2029 (c)	300,000	310,696
Lloyds Banking Group PLC 2.438% 2/5/2026 (c)	200,000	199,064
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	320,000	328,654
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	230,000	233,780
NatWest Group PLC 3.073% 5/22/2028 (c)	290,000	277,894
NatWest Group PLC 5.847% 3/2/2027 (c)	415,000	419,481
NatWest Markets PLC 5.416% 5/17/2027 (b)	300,000	304,769
		5,304,767
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	400,000	411,336
TOTAL FINANCIALS		5,716,103

Industrials - 0.3%
Aerospace & Defense - 0.3%
BAE Systems PLC 5% 3/26/2027 (b)	200,000	201,471
BAE Systems PLC 5.125% 3/26/2029 (b)	200,000	202,539
Rolls-Royce PLC 5.75% 10/15/2027 (b)	200,000	203,536
		607,546
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)	160,000	160,182
TOTAL UNITED KINGDOM		9,348,258
UNITED STATES - 52.0%
Communication Services - 2.7%
Diversified Telecommunication Services - 0.3%
AT&T Inc 1.65% 2/1/2028	240,000	219,081
Cogent Communications Group LLC 7% 6/15/2027 (b)	55,000	55,816
Consolidated Communications Inc 5% 10/1/2028 (b)	75,000	70,429
Frontier Communications Holdings LLC 5% 5/1/2028 (b)	70,000	69,291
Level 3 Financing Inc 3.875% 10/15/2030 (b)	25,000	19,937
Zayo Group Holdings Inc 4% 3/1/2027 (b)	55,000	51,863
		486,417
Entertainment - 0.0%
Live Nation Entertainment Inc 4.75% 10/15/2027 (b)	110,000	107,675
Media - 1.9%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (b)	75,000	71,849
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (b)	215,000	212,096
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	300,000	288,037
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	750,000	765,870
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (b)	10,000	8,850
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (b)	75,000	79,561
DISH DBS Corp 5.125% 6/1/2029	25,000	16,557
DISH DBS Corp 7.375% 7/1/2028	5,000	3,781
Iheartcommunications Inc 4.75% 1/15/2028 (b)	55,000	36,300
Sirius XM Radio Inc 3.125% 9/1/2026 (b)	160,000	153,880
Univision Communications Inc 8% 8/15/2028 (b)	90,000	91,839
Warnermedia Holdings Inc 3.638% 3/15/2025	212,000	211,109
Warnermedia Holdings Inc 3.755% 3/15/2027	1,571,000	1,521,529
		3,461,258
Wireless Telecommunication Services - 0.5%
T-Mobile USA Inc 2.625% 4/15/2026	350,000	340,354
T-Mobile USA Inc 3.5% 4/15/2025	193,000	191,982
T-Mobile USA Inc 4.95% 3/15/2028	370,000	372,988
		905,324
TOTAL COMMUNICATION SERVICES		4,960,674

Consumer Discretionary - 4.5%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)	95,000	97,337
Goodyear Tire & Rubber Co/The 4.875% 3/15/2027	45,000	44,030
Hertz Corp/The 4.625% 12/1/2026 (b)	15,000	12,978
Patrick Industries Inc 6.375% 11/1/2032 (b)	25,000	24,733
Phinia Inc 6.75% 4/15/2029 (b)	10,000	10,264
		189,342
Automobiles - 1.6%
General Motors Financial Co Inc 1.25% 1/8/2026	106,000	101,929
General Motors Financial Co Inc 2.35% 2/26/2027	620,000	587,852
General Motors Financial Co Inc 5.8% 6/23/2028	700,000	719,914
General Motors Financial Co Inc 6% 1/9/2028	370,000	382,267
Hyundai Capital America 5.45% 6/24/2026 (b)	230,000	231,928
Hyundai Capital America 5.6% 3/30/2028 (b)	440,000	449,315
Hyundai Capital America 5.8% 6/26/2025 (b)	340,000	341,634
		2,814,839
Broadline Retail - 0.0%
Wayfair LLC 7.25% 10/31/2029 (b)	15,000	15,201
Distributors - 0.5%
Genuine Parts Co 1.75% 2/1/2025	440,000	437,709
Genuine Parts Co 4.95% 8/15/2029	500,000	499,933
		937,642
Diversified Consumer Services - 0.2%
Service Corp International/US 5.75% 10/15/2032	15,000	14,944
Sotheby's 7.375% 10/15/2027 (b)	45,000	44,498
TKC Holdings Inc 10.5% 5/15/2029 (b)	140,000	143,144
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)	140,000	139,833
		342,419
Hotels, Restaurants & Leisure - 0.7%
Affinity Interactive 6.875% 12/15/2027 (b)	15,000	11,983
Aramark Services Inc 5% 4/1/2025 (b)	50,000	49,887
Boyd Gaming Corp 4.75% 12/1/2027	55,000	53,700
Caesars Entertainment Inc 6% 10/15/2032 (b)	55,000	54,062
Carnival Corp 7.625% 3/1/2026 (b)	200,000	201,299
Churchill Downs Inc 6.75% 5/1/2031 (b)	55,000	56,301
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 6.75% 1/15/2030 (b)	74,000	69,326
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (b)	25,000	25,037
International Game Technology PLC 4.125% 4/15/2026 (b)	50,000	49,191
Las Vegas Sands Corp 3.5% 8/18/2026	50,000	48,669
Life Time Inc 5.75% 1/15/2026 (b)	50,000	49,982
Life Time Inc 6% 11/15/2031 (b)	40,000	40,013
Light & Wonder International Inc 7% 5/15/2028 (b)	55,000	55,234
MGM Resorts International 4.625% 9/1/2026	70,000	69,640
NCL Corp Ltd 5.875% 3/15/2026 (b)	55,000	54,997
NCL Corp Ltd 6.25% 3/1/2030 (b)	45,000	44,837
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (b)	110,000	110,023
Royal Caribbean Cruises Ltd 5.5% 8/31/2026 (b)	68,000	68,184
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)	15,000	15,026
Six Flags Entertainment Corp/DE 5.5% 4/15/2027 (b)	55,000	54,754
Station Casinos LLC 6.625% 3/15/2032 (b)	25,000	25,063
Viking Cruises Ltd 9.125% 7/15/2031 (b)	75,000	81,188
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (b)	80,000	79,799
		1,368,195
Household Durables - 0.1%
Beazer Homes USA Inc 7.5% 3/15/2031 (b)	10,000	10,202
Landsea Homes Corp 8.875% 4/1/2029 (b)	15,000	15,380
LGI Homes Inc 7% 11/15/2032 (b)	35,000	35,314
Newell Brands Inc 5.7% 4/1/2026 (k)	32,000	32,181
Newell Brands Inc 6.375% 5/15/2030	20,000	20,372
Newell Brands Inc 6.625% 5/15/2032	15,000	15,263
Tempur Sealy International Inc 4% 4/15/2029 (b)	55,000	51,139
		179,851
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	307,000	315,035
Mattel Inc 5.875% 12/15/2027 (b)	50,000	50,122
		365,157
Specialty Retail - 1.1%
Advance Auto Parts Inc 5.95% 3/9/2028	239,000	242,322
AutoNation Inc 1.95% 8/1/2028	540,000	484,989
AutoZone Inc 3.625% 4/15/2025	228,000	226,849
AutoZone Inc 6.25% 11/1/2028	239,000	252,196
Group 1 Automotive Inc 6.375% 1/15/2030 (b)	15,000	15,169
Hudson Automotive Group 8% 5/15/2032 (b)	10,000	10,491
O'Reilly Automotive Inc 5.75% 11/20/2026	300,000	305,993
Ross Stores Inc 0.875% 4/15/2026	473,000	449,013
Specialty Building Products Holdings LLC / SBP Finance Corp 7.75% 10/15/2029 (b)	5,000	5,136
Staples Inc 10.75% 9/1/2029 (b)	30,000	29,578
Staples Inc 12.75% 1/15/2030 (b)	20,000	16,506
		2,038,242
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands Inc 4.875% 5/15/2026 (b)	55,000	54,247
TOTAL CONSUMER DISCRETIONARY		8,305,135

Consumer Staples - 2.4%
Beverages - 0.7%
Constellation Brands Inc 3.6% 2/15/2028	740,000	715,681
Keurig Dr Pepper Inc 4.597% 5/25/2028	450,000	449,143
Molson Coors Beverage Co 3% 7/15/2026	223,000	217,054
		1,381,878
Consumer Staples Distribution & Retail - 0.9%
7-Eleven Inc 0.95% 2/10/2026 (b)	297,000	283,229
7-Eleven Inc 1.3% 2/10/2028 (b)	181,000	161,281
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.25% 3/15/2026 (b)	100,000	96,758
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (b)	50,000	50,864
Dollar General Corp 4.625% 11/1/2027	432,000	429,897
Dollar Tree Inc 4% 5/15/2025	77,000	76,629
Dollar Tree Inc 4.2% 5/15/2028	460,000	449,641
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)	75,000	78,520
Performance Food Group Inc 5.5% 10/15/2027 (b)	55,000	54,691
US Foods Inc 5.75% 4/15/2033 (b)	15,000	14,811
Walgreens Boots Alliance Inc 8.125% 8/15/2029	10,000	10,069
		1,706,390
Food Products - 0.4%
Bunge Ltd Fin Corp 4.1% 1/7/2028	196,000	192,761
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)	10,000	10,548
McCormick & Co Inc/MD 0.9% 2/15/2026	390,000	372,909
Post Holdings Inc 6.25% 10/15/2034 (b)	15,000	14,822
Post Holdings Inc 6.375% 3/1/2033 (b)	15,000	14,942
The Campbell's Company 5.3% 3/20/2026	75,000	75,488
		681,470
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (b)	25,000	25,395
Personal Care Products - 0.1%
Coty Inc 5% 4/15/2026 (b)	100,000	99,604
Tobacco - 0.3%
Altria Group Inc 2.35% 5/6/2025	128,000	126,607
Philip Morris International Inc 0.875% 5/1/2026	296,000	281,146
Philip Morris International Inc 4.875% 2/13/2029	200,000	201,712
		609,465
TOTAL CONSUMER STAPLES		4,504,202

Energy - 4.0%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (b)	15,000	15,205
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026	133,000	126,714
Kodiak Gas Services LLC 7.25% 2/15/2029 (b)	75,000	77,528
Nabors Industries Inc 8.875% 8/15/2031 (b)	20,000	19,322
Star Holding LLC 8.75% 8/1/2031 (b)	15,000	14,750
Transocean Aquila Ltd 8% 9/30/2028 (b)	127,077	130,440
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (b)	20,000	20,490
		404,449
Oil, Gas & Consumable Fuels - 3.8%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (b)	20,000	20,743
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (b)	5,000	5,004
Buckeye Partners LP 4.125% 12/1/2027	110,000	105,823
Buckeye Partners LP 4.125% 3/1/2025 (b)	34,000	33,813
California Resources Corp 8.25% 6/15/2029 (b)	60,000	61,575
Cheniere Energy Inc 4.625% 10/15/2028	50,000	49,419
CITGO Petroleum Corp 6.375% 6/15/2026 (b)	55,000	55,274
Comstock Resources Inc 6.75% 3/1/2029 (b)	25,000	24,649
CVR Energy Inc 8.5% 1/15/2029 (b)	50,000	49,139
DCP Midstream Operating LP 5.625% 7/15/2027	440,000	447,311
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)	55,000	57,345
Diamondback Energy Inc 5.2% 4/18/2027	352,000	356,519
Energy Transfer LP 2.9% 5/15/2025	453,000	448,673
Energy Transfer LP 5.5% 6/1/2027	940,000	956,226
EnLink Midstream Partners LP 4.85% 7/15/2026	50,000	49,846
EQM Midstream Partners LP 7.5% 6/1/2027 (b)	55,000	56,508
Expand Energy Corp 5.7% 1/23/2025 (k)	50,000	49,977
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/2032	5,000	5,039
Genesis Energy LP / Genesis Energy Finance Corp 8% 1/15/2027	140,000	142,679
Harvest Midstream I LP 7.5% 5/15/2032 (b)	30,000	30,827
Hess Corp 4.3% 4/1/2027	990,000	982,817
Hess Midstream Operations LP 5.625% 2/15/2026 (b)	55,000	54,931
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (b)	15,000	15,460
Kinder Morgan Inc 4.3% 3/1/2028	250,000	247,150
Kinetik Holdings LP 6.625% 12/15/2028 (b)	55,000	56,314
Kraken Oil & Gas Partners LLC 7.625% 8/15/2029 (b)	10,000	9,930
Matador Resources Co 6.25% 4/15/2033 (b)	10,000	9,862
Matador Resources Co 6.5% 4/15/2032 (b)	25,000	25,062
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)	10,000	9,829
MPLX LP 1.75% 3/1/2026	159,000	153,050
MPLX LP 4.25% 12/1/2027	460,000	454,145
Murphy Oil Corp 6% 10/1/2032	15,000	14,686
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (b)	75,000	76,831
Occidental Petroleum Corp 5% 8/1/2027	233,000	233,664
Occidental Petroleum Corp 5.2% 8/1/2029	97,000	97,336
ONEOK Inc 4.25% 9/24/2027	33,000	32,651
ONEOK Inc 4.4% 10/15/2029	35,000	34,387
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)	75,000	76,981
Phillips 66 1.3% 2/15/2026	296,000	284,189
Phillips 66 3.85% 4/9/2025	77,000	76,684
Range Resources Corp 4.875% 5/15/2025	55,000	54,879
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (b)	75,000	78,304
SM Energy Co 6.625% 1/15/2027	25,000	25,018
Summit Midstream Holdings LLC 8.625% 10/31/2029 (b)	10,000	10,464
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	55,000	55,073
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (b)	75,000	74,992
Valero Energy Corp 2.85% 4/15/2025	99,000	98,229
Venture Global LNG Inc 7% 1/15/2030 (b)	220,000	224,939
Western Gas Partners LP 6.35% 1/15/2029	58,000	60,440
Williams Cos Inc/The 4.8% 11/15/2029	169,000	168,837
Williams Cos Inc/The 5.4% 3/2/2026	101,000	101,729
		6,905,252
TOTAL ENERGY		7,309,701

Financials - 21.5%
Banks - 9.8%
Bank of America Corp 1.197% 10/24/2026 (c)	386,000	374,208
Bank of America Corp 1.319% 6/19/2026 (c)	454,000	445,405
Bank of America Corp 1.734% 7/22/2027 (c)	630,000	599,563
Bank of America Corp 2.015% 2/13/2026 (c)	192,000	190,847
Bank of America Corp 4.271% 7/23/2029 (c)	610,000	599,508
Bank of America Corp 5.08% 1/20/2027 (c)	700,000	701,994
Bank of America Corp 5.202% 4/25/2029 (c)	300,000	303,608
Bank of America Corp 5.819% 9/15/2029 (c)	320,000	331,312
Capital One NA 2.28% 1/28/2026 (c)	177,000	176,186
Citigroup Inc 1.122% 1/28/2027 (c)	375,000	359,216
Citigroup Inc 2.014% 1/25/2026 (c)	350,000	348,345
Citigroup Inc 3.106% 4/8/2026 (c)	393,000	390,571
Citigroup Inc 3.887% 1/10/2028 (c)	920,000	903,047
Citigroup Inc 4.075% 4/23/2029 (c)	340,000	332,522
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	794,000	785,983
JPMorgan Chase & Co 1.04% 2/4/2027 (c)	500,000	478,589
JPMorgan Chase & Co 1.045% 11/19/2026 (c)	198,000	191,119
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	865,000	816,040
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	500,000	486,454
JPMorgan Chase & Co 4.323% 4/26/2028 (c)	670,000	663,223
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	500,000	495,596
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	500,000	502,980
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	222,000	226,171
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	400,000	409,473
KeyCorp U.S. SOFR Averages Index + 1.25%, 5.8228% 5/23/2025 (c)(d)	173,000	173,335
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	450,000	452,517
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	90,000	91,566
Regions Financial Corp 2.25% 5/18/2025	266,000	262,704
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	668,000	633,829
Santander Holdings USA Inc 3.45% 6/2/2025	545,000	540,381
Santander Holdings USA Inc 5.807% 9/9/2026 (c)	250,000	251,216
Truist Financial Corp 1.887% 6/7/2029 (c)	250,000	226,132
Truist Financial Corp 5.9% 10/28/2026 (c)	390,000	393,550
Truist Financial Corp 7.161% 10/30/2029 (c)	780,000	839,369
US Bancorp 4.653% 2/1/2029 (c)	500,000	498,033
Wells Fargo & Co 2.164% 2/11/2026 (c)	104,000	103,437
Wells Fargo & Co 3.526% 3/24/2028 (c)	320,000	311,069
Wells Fargo & Co 4.3% 7/22/2027	171,000	169,318
Wells Fargo & Co 5.707% 4/22/2028 (c)	800,000	816,029
Wells Fargo & Co 6.303% 10/23/2029 (c)	900,000	946,535
Western Alliance Bancorp 3% 6/15/2031 (c)	50,000	47,265
		17,868,245
Capital Markets - 4.5%
Ares Capital Corp 3.25% 7/15/2025	250,000	247,076
Athene Global Funding 1.73% 10/2/2026 (b)	860,000	812,533
Athene Global Funding 4.721% 10/8/2029 (b)	400,000	394,873
Athene Global Funding 5.339% 1/15/2027 (b)	250,000	252,257
Athene Global Funding 5.516% 3/25/2027 (b)	350,000	354,915
Blackstone Private Credit Fund 3.25% 3/15/2027	150,000	143,345
Blackstone Private Credit Fund 4.7% 3/24/2025	350,000	349,134
Focus Financial Partners LLC 6.75% 9/15/2031 (b)	25,000	25,234
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	1,390,000	1,326,596
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	500,000	490,644
Intercontinental Exchange Inc 3.625% 9/1/2028	400,000	385,982
Intercontinental Exchange Inc 3.65% 5/23/2025	181,000	180,085
Intercontinental Exchange Inc 4% 9/15/2027	302,000	297,993
Morgan Stanley 2.188% 4/28/2026 (c)	60,000	59,352
Morgan Stanley 2.475% 1/21/2028 (c)	810,000	772,495
Morgan Stanley 3.591% 7/22/2028 (c)	440,000	425,956
Morgan Stanley 3.772% 1/24/2029 (c)	420,000	407,939
Morgan Stanley 5.042% 7/19/2030 (c)	500,000	503,639
Morgan Stanley 5.164% 4/20/2029 (c)	727,000	734,794
Nuveen LLC 5.55% 1/15/2030 (b)	67,000	69,095
State Street Corp 2.901% 3/30/2026 (c)	16,000	15,895
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (b)	20,000	20,627
		8,270,459
Consumer Finance - 3.2%
Ally Financial Inc 4.75% 6/9/2027	1,005,000	1,002,889
Ally Financial Inc 6.848% 1/3/2030 (c)	300,000	314,106
American Express Co 5.389% 7/28/2027 (c)	390,000	394,119
Capital One Financial Corp 1.878% 11/2/2027 (c)	780,000	736,572
Capital One Financial Corp 4.985% 7/24/2026 (c)	228,000	227,930
Capital One Financial Corp 5.468% 2/1/2029 (c)	150,000	151,742
Capital One Financial Corp 7.149% 10/29/2027 (c)	505,000	525,321
Capstone Borrower Inc 8% 6/15/2030 (b)	10,000	10,411
Ford Motor Credit Co LLC 2.3% 2/10/2025	420,000	417,612
Ford Motor Credit Co LLC 5.85% 5/17/2027	500,000	507,423
Ford Motor Credit Co LLC 6.95% 6/10/2026	1,300,000	1,330,793
Navient Corp 6.75% 6/15/2026	40,000	40,690
OneMain Finance Corp 3.5% 1/15/2027	70,000	67,248
OneMain Finance Corp 7.5% 5/15/2031	130,000	135,357
PRA Group Inc 8.875% 1/31/2030 (b)	10,000	10,511
		5,872,724
Financial Services - 1.9%
Block Inc 6.5% 5/15/2032 (b)	30,000	30,779
Corebridge Financial Inc 3.5% 4/4/2025	154,000	153,227
Corebridge Financial Inc 3.65% 4/5/2027	605,000	590,141
Corebridge Global Funding 0.9% 9/22/2025 (b)	100,000	97,107
Corebridge Global Funding 4.65% 8/20/2027 (b)	116,000	115,906
Freedom Mortgage Corp 7.625% 5/1/2026 (b)	45,000	45,334
GN Bondco LLC 9.5% 10/15/2031 (b)	75,000	79,822
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	215,000	206,681
Jackson Financial Inc 5.17% 6/8/2027	228,000	229,861
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	1,680,000	1,595,180
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (b)	25,000	25,251
NFE Financing LLC 12% 11/15/2029 (b)	64,640	64,802
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)	20,000	20,684
Western Union Co/The 1.35% 3/15/2026	280,000	267,249
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)	15,000	15,660
		3,537,684
Insurance - 2.1%
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)	15,000	15,411
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)	35,000	35,340
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (b)	15,000	15,169
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	344,000	315,497
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	451,000	425,908
Guardian Life Global Funding 1.4% 7/6/2027 (b)	438,000	404,187
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	253,000	249,227
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	719,000	730,616
New York Life Global Funding 5.45% 9/18/2026 (b)	550,000	559,145
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)	25,000	25,608
Protective Life Global Funding 3.218% 3/28/2025 (b)	157,000	156,241
RGA Global Funding 2% 11/30/2026 (b)	273,000	259,124
RGA Global Funding 5.448% 5/24/2029 (b)	193,000	197,918
Ryan Specialty LLC 5.875% 8/1/2032 (b)	10,000	9,994
Willis North America Inc 4.65% 6/15/2027	460,000	458,696
		3,858,081
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 8% 4/1/2029 (b)	10,000	10,023
Starwood Property Trust Inc 4.75% 3/15/2025	50,000	50,016
		60,039
TOTAL FINANCIALS		39,467,232

Health Care - 3.1%
Biotechnology - 0.4%
Amgen Inc 5.15% 3/2/2028	761,000	772,420
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp 2.75% 9/23/2026 (b)	200,000	193,300
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)	40,000	40,743
Sotera Health Holdings LLC 7.375% 6/1/2031 (b)	15,000	15,244
		249,287
Health Care Providers & Services - 1.9%
Centene Corp 2.45% 7/15/2028	170,000	153,707
CHS/Community Health Systems Inc 5.625% 3/15/2027 (b)	80,000	77,421
Cigna Group/The 3.4% 3/1/2027	400,000	389,447
CVS Health Corp 4.3% 3/25/2028	460,000	451,177
CVS Health Corp 5% 2/20/2026	350,000	350,411
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)	30,000	30,645
HCA Inc 3.125% 3/15/2027	900,000	866,847
HCA Inc 5.875% 2/15/2026	50,000	50,389
Humana Inc 5.75% 12/1/2028	500,000	514,821
Icon Investments Six DAC 5.809% 5/8/2027	318,000	324,117
Molina Healthcare Inc 6.25% 1/15/2033 (b)	30,000	30,255
Select Medical Corp 6.25% 12/1/2032 (b)(e)	30,000	30,060
Surgery Center Holdings Inc 7.25% 4/15/2032 (b)	20,000	20,559
Tenet Healthcare Corp 5.125% 11/1/2027	160,000	158,529
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)	5,000	5,189
		3,453,574
Health Care Technology - 0.1%
IQVIA Inc 5% 5/15/2027 (b)	110,000	108,770
Pharmaceuticals - 0.6%
Bausch Health Cos Inc 11% 9/30/2028 (b)	50,000	48,999
Bausch Health Cos Inc 5.5% 11/1/2025 (b)	115,000	112,471
Haleon UK Capital PLC 3.125% 3/24/2025	160,000	159,194
Jazz Securities DAC 4.375% 1/15/2029 (b)	40,000	37,991
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)	55,000	52,126
Viatris Inc 1.65% 6/22/2025	100,000	98,214
Viatris Inc 2.3% 6/22/2027	620,000	581,695
		1,090,690
TOTAL HEALTH CARE		5,674,741

Industrials - 3.1%
Aerospace & Defense - 1.4%
Boeing Co 3.2% 3/1/2029	540,000	498,207
Boeing Co 4.875% 5/1/2025	236,000	235,720
Boeing Co 5.04% 5/1/2027	440,000	440,142
Boeing Co 6.259% 5/1/2027 (b)	29,000	29,718
L3Harris Technologies Inc 5.4% 1/15/2027	730,000	742,045
RTX Corp 5.75% 1/15/2029	85,000	88,598
TransDigm Inc 5.5% 11/15/2027	270,000	267,300
TransDigm Inc 6.375% 3/1/2029 (b)	215,000	218,504
		2,520,234
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (b)	157,000	159,061
Building Products - 0.0%
AmeriTex HoldCo Intermediate LLC 10.25% 10/15/2028 (b)	75,000	79,836
Commercial Services & Supplies - 0.5%
Artera Services LLC 8.5% 2/15/2031 (b)	90,000	89,429
Brand Industrial Services Inc 10.375% 8/1/2030 (b)	75,000	79,568
CoreCivic Inc 8.25% 4/15/2029	15,000	15,930
GEO Group Inc/The 10.25% 4/15/2031	30,000	32,841
GEO Group Inc/The 8.625% 4/15/2029	15,000	15,866
GFL Environmental Inc 4% 8/1/2028 (b)	115,000	109,446
Madison IAQ LLC 4.125% 6/30/2028 (b)	55,000	52,629
Neptune Bidco US Inc 9.29% 4/15/2029 (b)	80,000	74,234
Prime Security Services Borrower LLC / Prime Finance Inc 5.75% 4/15/2026 (b)	55,000	55,034
Republic Services Inc 0.875% 11/15/2025	361,000	348,288
		873,265
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/2027	55,000	54,603
Arcosa Inc 6.875% 8/15/2032 (b)	10,000	10,303
		64,906
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (b)	15,000	15,603
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)	25,000	25,138
XPO Inc 6.25% 6/1/2028 (b)	55,000	55,806
		96,547
Machinery - 0.4%
Esab Corp 6.25% 4/15/2029 (b)	110,000	111,906
Ingersoll Rand Inc 5.176% 6/15/2029	300,000	305,130
Ingersoll Rand Inc 5.197% 6/15/2027	300,000	304,089
		721,125
Passenger Airlines - 0.3%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (b)	75,000	76,817
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	206,602	193,852
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (b)	77,500	77,464
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	130,456	123,692
United Airlines Inc 4.375% 4/15/2026 (b)	110,000	108,422
		580,247
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (b)	20,000	20,545
Corelogic Inc 4.5% 5/1/2028 (b)	75,000	69,895
TriNet Group Inc 7.125% 8/15/2031 (b)	75,000	77,120
		167,560
Trading Companies & Distributors - 0.2%
Air Lease Corp 2.2% 1/15/2027	270,000	256,295
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (b)	55,000	58,400
United Rentals North America Inc 3.875% 11/15/2027	55,000	53,103
United Rentals North America Inc 6.125% 3/15/2034 (b)	45,000	45,671
		413,469
TOTAL INDUSTRIALS		5,676,250

Information Technology - 2.5%
Communications Equipment - 0.1%
CommScope LLC 6% 3/1/2026 (b)	24,000	23,570
Hughes Satellite Systems Corp 5.25% 8/1/2026	55,000	50,071
Viasat Inc 5.625% 9/15/2025 (b)	55,000	54,630
		128,271
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp 5.05% 4/5/2029	82,000	83,377
CPI CG Inc 10% 7/15/2029 (b)	10,000	10,580
Dell International LLC / EMC Corp 5.25% 2/1/2028	486,000	494,782
Insight Enterprises Inc 6.625% 5/15/2032 (b)	10,000	10,229
Lightning Power LLC 7.25% 8/15/2032 (b)	15,000	15,636
Sensata Technologies Inc 6.625% 7/15/2032 (b)	215,000	219,365
		833,969
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)	60,000	54,523
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (b)	15,000	14,618
Camelot Finance SA 4.5% 11/1/2026 (b)	55,000	53,744
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	130,000	129,462
		252,347
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom Inc 1.95% 2/15/2028 (b)	310,000	284,932
Broadcom Inc 5.05% 7/12/2027	500,000	505,012
Broadcom Inc 5.05% 7/12/2029	246,000	248,770
Entegris Inc 4.75% 4/15/2029 (b)	95,000	92,084
Micron Technology Inc 4.185% 2/15/2027	596,000	588,832
Wolfspeed Inc 4.2917% 6/23/2030 pay-in-kind (b)(c)(g)(i)	30,000	28,875
		1,748,505
Software - 0.7%
Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8% 6/15/2029 (b)	75,000	76,973
Ellucian Holdings Inc 6.5% 12/1/2029 (b)	10,000	10,176
McAfee Corp 7.375% 2/15/2030 (b)	15,000	14,586
Oracle Corp 1.65% 3/25/2026	230,000	221,118
Oracle Corp 4.5% 5/6/2028	450,000	449,266
Roper Technologies Inc 4.5% 10/15/2029	114,000	112,995
SS&C Technologies Inc 5.5% 9/30/2027 (b)	160,000	159,487
VMware LLC 1.4% 8/15/2026	325,000	307,072
		1,351,673
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	159,000	158,091
Western Digital Corp 4.75% 2/15/2026	60,000	59,538
		217,629
TOTAL INFORMATION TECHNOLOGY		4,532,394

Materials - 1.3%
Chemicals - 1.0%
Avient Corp 6.25% 11/1/2031 (b)	15,000	15,164
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (b)	55,000	57,679
Chemours Co/The 5.375% 5/15/2027	140,000	137,612
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	543,000	526,522
LSB Industries Inc 6.25% 10/15/2028 (b)	15,000	14,578
LYB International Finance III LLC 1.25% 10/1/2025	204,000	198,168
Methanex US Operations Inc 6.25% 3/15/2032 (b)	30,000	29,936
Mosaic Co/The 5.375% 11/15/2028	500,000	511,308
Olympus Water US Holding Corp 7.25% 6/15/2031 (b)	35,000	35,881
Scih Salt Hldgs Inc 4.875% 5/1/2028 (b)	109,000	103,970
Scih Salt Hldgs Inc 6.625% 5/1/2029 (b)	90,000	87,615
Tronox Inc 4.625% 3/15/2029 (b)	75,000	69,088
		1,787,521
Construction Materials - 0.0%
Eco Material Technologies Inc 7.875% 1/31/2027 (b)	20,000	20,236
VM Consolidated Inc 5.5% 4/15/2029 (b)	55,000	53,286
		73,522
Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)	71,000	70,722
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 4.125% 8/15/2026 (b)	10,000	8,522
Berry Global Inc 4.875% 7/15/2026 (b)	24,000	23,890
Graphic Packaging International LLC 6.375% 7/15/2032 (b)	30,000	30,558
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (b)	75,000	76,777
Sealed Air Corp 5% 4/15/2029 (b)	160,000	154,950
Sonoco Products Co 4.45% 9/1/2026	70,000	69,577
		434,996
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)	5,000	5,231
Cleveland-Cliffs Inc 7% 3/15/2032 (b)	40,000	40,203
Cleveland-Cliffs Inc 7.375% 5/1/2033 (b)	10,000	10,187
Novelis Corp 3.25% 11/15/2026 (b)	55,000	52,914
		108,535
Paper & Forest Products - 0.0%
Magnera Corp 7.25% 11/15/2031 (b)	10,000	9,857
TOTAL MATERIALS		2,414,431

Real Estate - 1.7%
Diversified REITs - 0.1%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)	80,000	70,160
Vornado Realty LP 2.15% 6/1/2026	80,000	76,214
		146,374
Health Care REITs - 0.6%
Healthcare Realty Holdings LP 3.5% 8/1/2026	450,000	439,949
MPT Operating Partnership LP / MPT Finance Corp 5.25% 8/1/2026	140,000	126,912
Ventas Realty LP 2.65% 1/15/2025	199,000	198,392
Ventas Realty LP 3% 1/15/2030	426,000	389,275
		1,154,528
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)	10,000	10,237
Office REITs - 0.2%
Boston Properties LP 3.2% 1/15/2025	295,000	294,172
Retail REITs - 0.4%
Brixmor Operating Partnership LP 2.25% 4/1/2028	177,000	162,499
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (b)	128,000	127,095
Kite Realty Group Trust 4% 3/15/2025	150,000	149,496
Realty Income Corp 2.1% 3/15/2028	359,000	331,075
Realty Income Corp 2.2% 6/15/2028	24,000	22,096
		792,261
Specialized REITs - 0.4%
American Tower Corp 1.3% 9/15/2025	129,000	125,370
Crown Castle Inc 1.35% 7/15/2025	27,000	26,422
Crown Castle Inc 5% 1/11/2028	450,000	452,960
Iron Mountain Inc 4.875% 9/15/2027 (b)	55,000	54,161
SBA Communications Corp 3.875% 2/15/2027	110,000	106,854
		765,767
TOTAL REAL ESTATE		3,163,339

Utilities - 5.2%
Electric Utilities - 2.7%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	230,000	225,318
Duke Energy Corp 4.3% 3/15/2028	755,000	747,154
Edison International 5.45% 6/15/2029	301,000	307,038
Eversource Energy 5.45% 3/1/2028	360,000	368,162
Exelon Corp 2.75% 3/15/2027	654,000	626,632
FirstEnergy Corp 1.6% 1/15/2026	29,000	27,881
FirstEnergy Corp 2.05% 3/1/2025	138,000	136,925
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	189,000	189,270
Georgia Power Co 4.65% 5/16/2028	264,000	264,824
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (b)	55,000	56,284
Pacific Gas and Electric Co 2.1% 8/1/2027	800,000	746,526
PG&E Corp 5% 7/1/2028	55,000	53,998
Southern Co/The 5.5% 3/15/2029	706,000	727,875
Vistra Operations Co LLC 5% 7/31/2027 (b)	330,000	326,925
Vistra Operations Co LLC 5.05% 12/30/2026 (b)(e)	114,000	114,165
Vistra Operations Co LLC 7.75% 10/15/2031 (b)	55,000	58,415
		4,977,392
Gas Utilities - 0.4%
CenterPoint Energy Resources Corp 5.25% 3/1/2028	770,000	785,155
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The 3.3% 7/15/2025 (b)	196,000	193,625
AES Corp/The 5.45% 6/1/2028	860,000	869,639
Alpha Generation LLC 6.75% 10/15/2032 (b)	20,000	20,263
Calpine Corp 5.125% 3/15/2028 (b)	55,000	53,711
Sunnova Energy Corp 5.875% 9/1/2026 (b)	40,000	34,491
		1,171,729
Multi-Utilities - 1.5%
Dominion Energy Inc 1.45% 4/15/2026	390,000	372,973
DTE Energy Co 4.875% 6/1/2028	450,000	451,998
DTE Energy Co 4.95% 7/1/2027	105,000	105,682
NiSource Inc 0.95% 8/15/2025	334,000	324,888
NiSource Inc 2.95% 9/1/2029	477,000	440,863
NiSource Inc 5.25% 3/30/2028	440,000	447,805
Sempra 3.3% 4/1/2025	181,000	180,042
Sempra 3.4% 2/1/2028	196,000	188,328
WEC Energy Group Inc 5% 9/27/2025	188,000	188,451
		2,701,030
TOTAL UTILITIES		9,635,306

TOTAL UNITED STATES		95,643,405
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $129,940,317)		129,710,211

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.0%
Citigroup Inc 6.75% (c)(l)	15,000	14,948
Citigroup Inc 7.125% (c)(l)	30,000	30,957
		45,905
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (c)(l)	10,000	10,126
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(l)	83,000	72,326
TOTAL FINANCIALS		128,357

TOTAL PREFERRED SECURITIES (Cost $121,343)		128,357

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	16,242	16,085
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	8,290	8,210
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	22,783	22,564
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	141,966	138,959
TOTAL UNITED STATES		185,818
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $201,447)		185,818

U.S. Treasury Obligations - 12.7%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Notes 3.5% 9/30/2029	3.98 to 4.15	5,521,800	5,379,010
US Treasury Notes 4.125% 10/31/2027	3.48 to 4.20	7,302,000	7,304,852
US Treasury Notes 4.125% 3/31/2029	3.57 to 4.02	3,252,600	3,253,871
US Treasury Notes 4.5% 5/15/2027 (n)	3.87 to 4.68	5,308,000	5,350,505
US Treasury Notes 4.625% 4/30/2029	3.94 to 4.50	2,136,300	2,180,445
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,533,743)			23,468,683

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o) (Cost $4,597,975)	4.64	4,597,055	4,597,975

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $187,777,396)	186,985,174
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(2,729,705)
NET ASSETS - 100.0%	184,255,469

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	16	Mar 2025	3,297,750	9,472	9,472
CBOT 5-Year U.S. Treasury Note Contracts (United States)	162	Mar 2025	17,431,453	142,795	142,795

TOTAL FUTURES CONTRACTS					152,267
The notional amount of futures purchased as a percentage of Net Assets is 11.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,558,355 or 31.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Level 3 security
(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $29,352 and $28,672, respectively.

(j)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $4,416 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $282,242.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,106,746	11,867,188	8,375,959	30,472	-	-	4,597,975	0.0%
Total	1,106,746	11,867,188	8,375,959	30,472	-	-	4,597,975

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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